Components of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Frequent Flyer
Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets adjustments	$ 257
Employee Benefits
Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets adjustments	$ 187